Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001661181
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ORGANOGENESIS HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37906
Entity Tax Identification Number	98-1329150
Entity Address, Address Line One	85 Dan Road
Entity Address, City or Town	Canton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02021
City Area Code	(781)
Local Phone Number	575-0775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	ORGO
Entity Emerging Growth Company	false